Schedule of Estimated Fair Values of Assets Acquired and Liabilities Assumed (Details) - USD ($)	Jun. 08, 2026	Jun. 30, 2026	Dec. 31, 2025
Business Combination [Line Items]
Goodwill		$ 1,764,000
Colospan Ltd [Member]
Business Combination [Line Items]
Cash	$ 3,300,000
Contingent consideration	1,617,000
Fair value of total consideration transferred	4,917,000
Goodwill	1,764,000
Intangible assets – technology	4,642,000
Net tangible liabilities assumed	(421,000)
Deferred tax liability	(1,068,000)
Total consideration allocated	$ 4,917,000